Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) R in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)		Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 ZAR (R)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		$ 4,259.2			$ 4,892.9
Borrowing costs		$ 17.5			$ 22.9			$ 15.1
Average interest capitalisation rate		5.90%		5.90%	5.30%		5.30%
Write-off of exploration and evaluation assets - continuing operations		$ 37.7			$ 51.5			41.4
Exploration expense		104.2			109.8			86.1
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and reversal of impairment, net		411.7			(81.3)
Impairment		1.9			11.1
South Deep Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		481.5		R 6,470,900.0	277.8		R 3,495,000.0	0.0		R 0.0
Cerro corona [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		53.4
Senior secured revolving credit facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as security		100.0
Damang Mining Fleet and Related Spare [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		9.9			2.1
Damang Mining Fleet and Related Spare [Member] | Gruyere Mining Company Pty Ltd [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		7.6			1.4
Damang Mining Fleet and Related Spare [Member] | South Deep Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		0.0			19.4
Other impaired assets [member] | South Deep Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		409.8	[1]	R 5,507.0	0.0	[1]	R 0.0	0.0	[1]
Fleet assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		0.0			183.6
Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		3,680.7			4,253.3
Mine development infrastructure and other assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		12.6			10.8
Arctic Platinum Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	[2]	$ 0.0			$ 39.0			$ 0.0

[1]	For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) (2017: R3,495.0 billion (US$277.8 million) and 2016: Rnil (US$nil)) in respect of the South Deep cash-generating unit due to the deferral of production.
[2]	Refer note 12.2 for further details. The reversal of impairment was included in the "Corporate and other" segment.